Regulatory Assets and Liabilities (Schedule of Regulatory Liabilities) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	$ 356	$ 193
Regulatory liabilities-noncurrent		6,840	6,916
Total regulatory liabilities		7,196	7,109
Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		299	127
Regulatory liabilities-noncurrent		4,647	4,760
Total regulatory liabilities		4,946	4,887
Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[1]	24	21
Regulatory liabilities-noncurrent		765	769
Total regulatory liabilities		789	790
Income taxes refundable through future rates
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[2]	4,071	4,058
Income taxes refundable through future rates | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[2]	2,579	2,581
Income taxes refundable through future rates | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[2]	530	551
Provision for future cost of removal and AROs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	117	101
Regulatory liabilities-noncurrent	[3]	1,409	1,384
Provision for future cost of removal and AROs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	9	7
Regulatory liabilities-noncurrent	[3]	113	124
Unrecognized other postretirement benefit costs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[4]	106	76
Cost-of-service impact of 2017 Tax Reform Act
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	104
Cost-of-service impact of 2017 Tax Reform Act | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	95
Reserve for rate credits to electric utility customers
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[6]	71
Reserve for rate credits to electric utility customers | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[6]	71
Nuclear decommissioning trust
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	1,070	1,121
Nuclear decommissioning trust | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[7]	1,070	1,121
Derivatives
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[8]	25	69
Derivatives | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[8]	25	69
Provision for future cost of removal | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	92	80
Regulatory liabilities-noncurrent	[3]	940	915
Overrecovered gas costs | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[9]	7	5
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		64	92
Regulatory liabilities-noncurrent		265	284
Other | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		41	47
Regulatory liabilities-noncurrent		33	74
Other | Dominion Energy Gas Holdings, LLC
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		8	9
Regulatory liabilities-noncurrent		$ 16	$ 28

[1]	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
[2]	Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.
[3]	Rates charged to customers by the Companies’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[4]	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.
[5]	Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Note 13 for more information.
[6]	Charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers. See Note 13 for more information.
[7]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.
[8]	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.
[9]	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority.